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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                               PRINCIPAL            VALUE
                                                                                                AMOUNT
                                                                                         --------------------  -----------------

MUNICIPAL BONDS - 96.3%
----------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.0%
Alabama Public School & College Authority (Series D)
5.75%                                                            08/01/13                         5,000              5,692
Alabama Water Pollution Control Authority
  (Series A) (AMBAC Insured)
4.75%                                                            08/15/21                         5,000              5,077    (f)
City of Birmingham AL (Series B)
5.25%                                                            06/01/24                         2,240              2,369
City of Birmingham AL (Series C)
5.25%                                                            05/01/17                         3,395              3,771
                                                                                                                    16,909

ALASKA - 0.2%
City of Anchorage AK  (MBIA Insured)
6.50%                                                            12/01/10                         2,825              3,352    (f)

ARIZONA - 2.3%
Arizona State Transportation Board (Series A)
6.00%                                                            07/01/08                         5,000              5,638
Arizona State University (FSA Insured)
5.25%                                                            07/01/15                         5,000              5,609    (f)
City of Scottsdale AZ
5.00%                                                            07/01/24                         5,000              5,144
Maricopa County Industrial Development Authority
5.50%                                                            07/01/26                         7,500              7,595
Maricopa County Public Finance Corp.
5.50%                                                            07/01/13                         5,000              5,634
Maricopa County Stadium District  (AMBAC Insured)
5.38%                                                            06/01/16                         2,145              2,411    (f)
Northern Arizona University (FGIC Insured)
5.50%                                                            06/01/34                         2,000              2,152    (f)
Phoenix Civic Improvement Corp.  (FGIC Insured)
5.50%                                                            07/01/23 - 07/01/24              5,060              5,857    (f)
                                                                                                                    40,040

CALIFORNIA - 4.5%
Acalanes Union High School District (FGIC Insured)
5.04%                                                            08/01/21                         5,815              2,428  (b,f)
5.15%                                                            08/01/22                         4,000              1,558  (b,f)
Port of Oakland CA (Series M) (FGIC Insured)
5.25%                                                            11/01/16 - 11/01/17             14,300             15,912    (f)
Sacramento City Financing Authority (AMBAC Insured)
5.38%                                                            11/01/14                        12,725             14,654    (f)
Sacramento County Sanitation District (Series A)
5.88%                                                            12/01/27                        13,475             14,201
San Diego Unified School District (MBIA Insured)
5.50%                                                            07/01/25                         5,000              5,706    (f)
San Diego Unified School District (Series E) (FSA Insured)
5.25%                                                            07/01/17 - 07/01/19              8,795             10,003    (f)
San Jose Redevelopment Agency (MBIA Insured)
5.00%                                                            08/01/20                         2,225              2,267    (f)
University of California (Series A) (AMBAC Insured)
5.00%                                                            05/15/34                        11,000             11,215    (f)
                                                                                                                    77,944

COLORADO - 1.5%
City of Colorado Springs CO (Series A)
5.38%                                                            11/15/26                        10,000             10,581    (f)
Colorado Water Resources & Power Development
  Authority (Series A)
5.25%                                                            09/01/17 - 09/01/18              5,880              6,499
5.25%
E-470 Public Highway Authority (Series A) (MBIA Insured)
5.00%                                                            09/01/26                         4,280              4,372    (f)
E-470 Public Highway Authority (Series A) (MBIA Insured)
5.75%                                                            09/01/35                         4,000              4,444    (f)
                                                                                                                    25,896

CONNECTICUT - 7.1%
City of Stamford CT
5.00%                                                            02/15/15                         1,875              1,899    (e)
5.25%                                                            07/15/11                         3,450              3,741
5.25%                                                            07/15/11                         2,670              2,948    (e)
City of Stamford CT (Series A)
4.60%                                                            08/01/14                         2,235              2,327
4.70%                                                            08/01/15                         1,635              1,707
Connecticut Resource Recovery Authority (Series A)
5.50%                                                            11/15/12                         3,865              4,205    (f)
Connecticut State Clean Water Fund
4.88%                                                            09/01/19                         5,335              5,935    (e)
Connecticut State Health & Educational Facilities
  Authority (Series A) (MBIA
Insured)
5.13%                                                            11/01/12                         1,495              1,579  (e,f)
Mashantucket Western Pequot Tribe Ct (Series B)
5.70%                                                            09/01/12                         2,500              2,651    (a)
5.75%                                                            09/01/18                         9,500              9,997    (a)
Mohegan Tribe Indians Gaming Authority
5.25%                                                            01/01/33                         5,900              5,865
South Central Regional Water Authority Water System
  Revenue (MBIA Insured)
5.00%                                                            08/01/27 - 08/01/28              9,755             10,110    (f)
State of Connecticut  (MBIA Insured)
6.00%                                                            10/01/09                         5,250              6,040    (f)
State of Connecticut (Series A)
5.25%                                                            03/15/14                         3,175              3,458
State of Connecticut (Series B)
5.25%                                                            11/01/05 - 11/01/07             15,890             17,006
6.00%                                                            10/01/04                         2,855              2,855    (d)
State of Connecticut (Series C)
5.25%                                                            10/15/13                         1,250              1,400    (e)
5.50%                                                            08/01/05                         2,855              2,945
6.00%                                                            11/01/04                         1,600              1,605
State of Connecticut (Series D)
5.50%                                                            12/01/07 - 12/01/08             19,940             21,927  (d,e)
University of Connecticut (Series A) (MBIA Insured)
5.00%                                                            01/15/16 - 01/15/17             10,500             11,531    (f)
                                                                                                                   121,731

DELAWARE - 0.3%
State of Delaware
5.25%                                                            04/01/13 - 04/01/14              4,545              5,098    (e)

DISTRICT OF COLUMBIA - 1.3%
District of Columbia
5.75%                                                            09/15/20                         5,000              5,631    (f)
District of Columbia (Series A)
5.25%                                                            06/01/27                        10,000             10,495  (e,f)
District of Columbia (Series B)
5.25%                                                            06/01/26                         6,900              7,200    (f)
                                                                                                                    23,326

FLORIDA - 2.4%
Florida State Board Education (Series B)
5.38%                                                            06/01/16                        10,000             11,204
Florida State Board of Education (Series D)
4.50%                                                            06/01/21                         5,000              5,046
Hillsborough County Industrial Development
  Authority (Series A)
5.00%                                                            10/01/18                         5,000              5,109
5.25%                                                            10/01/24                         3,500              3,532
Hillsborough County Industrial Development
  Authority (Series B)
5.25%                                                            10/01/15                         5,130              5,451
Jacksonville Electric Authority
5.25%                                                            10/01/20                         3,000              3,042
JEA (Series A) (FGIC Insured)
5.00%                                                            10/01/17                         1,000              1,092    (f)
North Broward Hospital District
5.70%                                                            01/15/16                         1,915              2,061
Palm Beach County Solid Waste Authority (AMBAC Insured)
5.00%                                                            10/01/11                         4,000              4,424    (f)
                                                                                                                    40,961

GEORGIA - 3.3%
City of Atlanta GA (FSA Insured)
5.75%                                                            11/01/26                         5,460              6,460    (f)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                            01/01/33                         4,000              4,196    (f)
County of Fulton GA (FGIC Insured)
5.00%                                                            01/01/30                         5,000              5,141    (f)
5.25%                                                            01/01/35                         7,500              7,927    (f)
De Kalb County GA
5.00%                                                            10/01/28                         6,500              6,624
Henry County Hospital Authority D/b/a Henry
  Medical Center Inc. (MBIA Insured)
5.00%                                                            07/01/24                         1,865              1,954    (f)
Marietta Development Authority
5.00%                                                            09/15/29                         4,615              4,615
Private Colleges & Universities Authority
5.25%                                                            06/01/18 - 06/01/20              5,250              5,784
Private Colleges & Universities Authority (Series A)
6.00%                                                            06/01/21                         2,410              2,522
Private Colleges & Universities Facilities
  Authority (MBIA Insured)
6.50%                                                            11/01/15                         4,010              4,918  (d,f)
State of Georgia (Series C)
6.50%                                                            04/01/08                         2,820              3,216
State of Georgia (Series D)
6.50%                                                            08/01/08                         2,500              2,876
                                                                                                                    56,233

HAWAII - 1.2%
Honolulu City & County HI (Series A)
6.00%                                                            01/01/12                         2,000              2,345    (d)
State of Hawaii  (FSA Insured)
5.25%                                                            07/01/16                        10,000             11,112    (f)
5.75%                                                            02/01/14                         6,500              7,570    (f)
                                                                                                                    21,027

ILLINOIS - 3.6%
Chicago Housing Authority
5.00%                                                            07/01/08 - 07/01/09             10,000             10,787
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                            11/15/26                        10,000             10,857    (f)
Illinois Educational Facilities Authority
  (Series A) (AMBAC Insured)
5.70%                                                            07/01/24                        10,000             10,922  (e,f)
Illinois Finance Authority (Series A)
5.50%                                                            08/15/43                         5,000              5,157
Illinois Health Facilities Authority
6.13%                                                            11/15/22                         3,500              3,791
Metropolitan Pier & Exposition Authority
4.54%                                                            06/15/19                         4,000              2,962  (b,g)
6.50%                                                            06/15/27                           305                309
Regional Transportation Authority
5.75%                                                            06/01/17                         6,920              8,127    (f)
University of Illinois (Series B) (FGIC Insured)
5.25%                                                            04/01/32                         8,500              8,812    (f)
                                                                                                                    61,724

INDIANA - 1.8%
Indiana Health Facility Financing Authority
  (Series A) (AMBAC Insured)
5.38%                                                            03/01/34                         4,500              4,750    (f)
Indiana Transportation Finance Authority
5.50%                                                            12/01/20                         5,000              5,710    (e)
Indiana Transportation Finance Authority
  (Series A) (AMBAC Insured)
5.00%                                                            11/01/12 - 11/01/16             16,555             17,547    (f)
Indianapolis Local Public Improvement
  Bond Bank (Series A)
6.00%                                                            01/01/15                         2,425              2,769
                                                                                                                    30,776

IOWA - 0.3%
Iowa Finance Authority (Series V)
5.25%                                                            08/15/12 - 08/15/14              2,105              2,257    (d)
5.38%                                                            08/15/17                         2,460              2,636    (d)
                                                                                                                     4,893

KENTUCKY - 0.3%
University of Kentucky (Series Q) (FGIC Insured)
5.25%                                                            05/01/20                         4,545              5,088  (e,f)

LOUISIANA - 0.5%
Louisiana Public Facilities Authority (Series A)
  (MBIA Insured)
5.38%                                                            05/15/16                         7,870              8,813    (f)

MAINE - 0.9%
Maine Health & Higher Educational Facilities
  Authority (Series C)
5.13%                                                            07/01/31                         5,000              5,147
Maine Health & Higher Educational Facilities
  Authority (Series D)
5.50%                                                            07/01/23                           470                482    (f)
Maine Municipal Bond Bank (Series B)
5.50%                                                            11/01/21                         3,325              3,679
Maine Municipal Bond Bank (Series C)
5.35%                                                            11/01/18                         5,310              5,745
                                                                                                                    15,053

MARYLAND - 3.7%
County of Prince Georges MD (Series A)
5.00%                                                            10/01/19 - 10/01/22             13,610             14,588
Maryland State Health & Higher Educational
  Facilities Authority
5.13%                                                            11/15/34                         9,000              9,233
State of Maryland
5.00%                                                            10/15/11                         3,500              3,762    (e)
5.50%                                                            08/01/17                        21,000             24,854
University System of Maryland (Series A)
5.25%                                                            04/01/17                        10,035             11,086
                                                                                                                    63,523

MASSACHUSETTS - 5.2%
Commonwealth of Massachusetts (Series B)
5.50%                                                            11/01/08                        18,035             20,117
Massachusetts Bay Transportation Authority (Series A)
4.75%                                                            03/01/16                         4,500              4,684
Massachusetts St Water Pollution Abatement
5.63%                                                            08/01/18                         7,000              8,046    (e)
Massachusetts State Turnpike Authority (Series B)
5.13%                                                            01/01/23 - 01/01/37             20,500             21,100
Massachusetts State Water Resources Authority (Series A)
6.50%                                                            07/15/08 - 07/15/19             23,370             28,018
Massachusetts State Water Resources Authority (Series C)
4.75%                                                            12/01/23                         7,500              7,503
                                                                                                                    89,468

MICHIGAN - 2.5%
Detroit MI (Series A) (FSA Insured)
5.00%                                                            07/01/25 - 07/01/27             14,125             14,395  (e,f)
5.25%                                                            07/01/21 - 07/01/22              3,500              3,965    (f)
Grand Rapids MI  (FGIC Insured)
5.25%                                                            01/01/17                         3,000              3,266    (f)
Hartland Consolidated School District
5.13%                                                            05/01/22                         5,000              5,099  (e,f)
Michigan Municipal Bond Authority
5.25%                                                            10/01/17                         6,465              7,134
Michigan State Hospital Finance Authority
5.38%                                                            12/01/30                         2,000              2,066
Michigan State Trunk Line (Series A)
5.00%                                                            11/01/26                         4,000              4,075
Muskegon Heights Public Schools
5.00%                                                            05/01/24                         2,650              2,723
                                                                                                                    42,723

MINNESOTA - 0.5%
Minneapolis & St Paul Metropolitan Airports
  Commission (Series A)
5.00%                                                            01/01/30                         8,500              8,609

MISSISSIPPI - 0.6%
State of Mississippi
5.50%                                                            09/01/14                         7,500              8,651
State of Mississippi (Series A)
5.50%                                                            12/01/19                         2,000              2,328
                                                                                                                    10,979

MISSOURI - 0.3%
Missouri State Health & Educational Facilities Authority
5.25%                                                            05/15/23                         2,300              2,387
6.00%                                                            05/15/07                         2,340              2,551
                                                                                                                     4,938

NEBRASKA - 0.2%
Omaha Convention Hotel Corp. (Series A) (AMBAC Insured)
5.13%                                                            04/01/32                         2,590              2,656    (f)

NEVADA - 1.0%
County of Clark NV
5.50%                                                            07/01/20                         7,565              8,263
County of Clark NV (MBIA Insured)
5.50%                                                            07/01/30                         6,500              6,889    (f)
Las Vegas Special Improvement District No 707
  (Series A) (FSA Insured)
5.55%                                                            06/01/16                         1,950              2,130    (f)
                                                                                                                    17,282

NEW JERSEY - 8.3%
Cape May County Municipal Utilities Authority (Series A)
5.75%                                                            01/01/15 - 01/01/16              8,500             10,064    (f)
Essex County Improvement Authority
5.25%                                                            12/15/17                        10,000             11,124    (f)
New Jersey State Educational Facilities Authority
5.25%                                                            07/01/32                         2,625              2,682
New Jersey State Educational Facilities Authority (Series D)
5.25%                                                            07/01/19                         4,000              4,615
New Jersey State Turnpike Authority
6.50%                                                            01/01/16                        49,960             61,291  (d,f)
New Jersey Transportation Trust Fund Authority (Series C)
5.50%                                                            06/15/19 - 06/15/24             31,280             34,390
5.75%                                                            12/15/14                         6,000              7,092
New Jersey Wastewater Treatment Trust (Series C)
5.88%                                                            06/15/06                         5,160              5,509
6.88%                                                            06/15/08                         5,905              6,822
                                                                                                                   143,589

NEW MEXICO - 0.6%
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                            08/01/25 - 08/01/30             10,750             11,194


NEW YORK - 6.8%
City of New York NY
5.25%                                                            08/01/13                         1,500              1,616
City of New York NY (Series B)
5.60%                                                            08/15/06                        13,000             13,804
Municipal Assistance Corporation For The City Of New York
5.20%                                                            07/01/08                        10,000             10,696
New York City Municipal Water Finance Authority
5.50%                                                            06/15/33                         5,000              5,342
New York City Transitional Finance Authority
5.50%                                                            11/01/19 - 05/01/25             19,070             21,084
6.00%                                                            11/15/19                         3,750              4,388
New York City Transitional Finance Authority (Series A)
5.30%                                                            11/15/09                         1,000              1,117
New York City Transitional Finance Authority (Series B)
5.50%                                                            11/15/11                         1,250              1,410
6.00%                                                            11/15/10 - 11/15/11              2,545              2,943
New York City Transitional Finance Authority (Series C)
5.50%                                                            05/01/25                            30                 34
New York State Dormitory Authority
5.40%                                                            07/01/10                         8,185              8,828
New York State Dormitory Authority (Series A)
5.00%                                                            07/01/25                         2,550              2,649
New York State Dormitory Authority (Series B)
5.25%                                                            11/15/23                        10,400             11,526
5.38%                                                            07/01/20                         3,695              4,103
6.50%                                                            08/15/10                         3,495              4,062
New York State Dormitory Authority (Series D)
7.00%                                                            07/01/09                         5,220              5,835
New York State Environmental Facilities Corp.
5.50%                                                            06/15/13                        10,000             11,585
New York State Urban Development Corp.
5.50%                                                            07/01/16                         7,000              7,548
                                                                                                                   118,570

NORTH CAROLINA - 1.4%
Cary NC
5.00%                                                            03/01/21                         2,400              2,590
City of Charlotte NC
5.60%                                                            06/01/20                         2,800              3,141
City of Charlotte NC (Series C)
5.00%                                                            07/01/24                         1,460              1,533
Mecklenburg County NC (Series B)
4.50%                                                            02/01/15                        14,000             14,730
North Carolina Medical Care Commission/NC
5.13%                                                            11/01/34                         1,395              1,415
                                                                                                                    23,409

OHIO - 4.7%
City of Cleveland OH  (MBIA Insured)
5.50%                                                            09/15/16                         5,200              5,634    (f)
City of Cleveland OH (Series A) (FSA Insured)
5.00%                                                            01/01/22                         1,525              1,572    (f)
Cleveland-Cuyahoga County Port Authority (AMBAC Insured)
5.40%                                                            12/01/15                         3,500              3,821  (e,f)
Columbus OH Series 1
5.63%                                                            11/15/15                         7,310              8,299
County of Cuyahoga OH
6.00%                                                            01/01/32                        10,000             10,803
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                            12/01/19                         4,250              4,590    (f)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                            12/01/32                         7,500              7,791    (f)
Franklin County OH (Series C)
5.00%                                                            05/15/21                         2,685              2,739
5.25%                                                            05/15/24                         1,400              1,434
Ohio State Higher Educational Facility Commission
5.20%                                                            11/01/26                         7,450              7,841
Ohio State Public Facilities Commission (MBIA Insured)
4.50%                                                            11/01/09                         1,500              1,545  (e,f)
Ohio State University (Series A)
5.25%                                                            12/01/11                         3,150              3,562
Ohio State Water Development Authority
5.50%                                                            12/01/20                         5,000              5,625
Ohio State Water Development Authority (MBIA Insured)
5.30%                                                            12/01/11                         9,265              9,584  (e,f)
State of Ohio (Series A)
4.75%                                                            06/15/18                         3,690              3,849
Steubenville OH
6.38%                                                            10/01/20                         1,660              1,770
                                                                                                                    80,459

OKLAHOMA - 1.1%
Claremore Public Works Authority (Series A) (FSA Insured)
5.25%                                                            06/01/34                         6,315              6,641    (f)
Oklahoma Transportation Authority (Series A) (AMBAC Insured)
5.25%                                                            01/01/15                         9,125             10,163    (f)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                            10/01/22                         2,000              2,072    (f)
                                                                                                                    18,876

OREGON - 0.1%
State of Oregon
5.88%                                                            10/01/18                           930                958

PENNSYLVANIA - 5.7%
Allegheny County Hospital Development Authority  (MBIA Insured)
5.38%                                                            12/01/25                        27,000             27,670    (f)
Montgomery County Higher Education & Health Authority
5.00%                                                            10/01/09                         2,405              2,609
5.10%                                                            10/01/10                         2,670              2,885
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%                                                            07/01/17                         3,100              3,498    (f)
Pennsylvania State Higher Educational Facilities Authority
5.50%                                                            07/15/38                        10,750             11,244
6.00%                                                            05/01/30                         5,000              5,604
Pennsylvania Turnpike Commission (Series A) (AMBAC Insured)
5.00%                                                            12/01/23                         5,000              5,180  (d,f)
5.25%                                                            12/01/32                         5,000              5,274    (f)
Philadelphia Hospitals & Higher Education Facilities Authority
5.00%                                                            02/15/21                         4,000              4,013
Pittsburgh Public Parking Authority  (AMBAC Insured)
5.35%                                                            12/01/10                           520                585    (f)
5.45%                                                            12/01/11                           440                492    (f)
5.55%                                                            12/01/12                         1,015              1,133    (f)
5.60%                                                            12/01/13                         1,125              1,253    (f)
5.70%                                                            12/01/14                         1,245              1,400    (f)
5.75%                                                            12/01/15 - 12/01/16              2,330              2,627    (f)
Southcentral General Authority
5.38%                                                            05/15/28                         5,000              5,124
State Public School Building Authority
5.25%                                                            06/01/27                         8,000              8,414    (f)
5.50%                                                            06/01/28                         5,000              5,629    (f)
Unity Township Municipal Authority (FSA Insured)
5.00%                                                            12/01/34                         3,000              3,065    (f)
                                                                                                                    97,699

PUERTO RICO - 1.8%
Children's Trust Fund
5.75%                                                            07/01/20                         5,125              5,690    (e)
Commonwealth of Puerto Rico (Series A)
5.50%                                                            07/01/13                         6,500              7,413
Puerto Rico Highway & Transportation Authority  (MBIA Insured)
5.50%                                                            07/01/19                         7,500              8,844    (f)
Puerto Rico Public Buildings Authority (FGIC Insured)
5.25%                                                            07/01/15                         8,000              9,228    (f)
                                                                                                                    31,175

RHODE ISLAND - 0.4%
Rhode Island Health & Educational Building Corp. (Series A)
4.75%                                                            09/01/37                         7,730              7,616

SOUTH CAROLINA - 7.7%
Beaufort County SC  (MBIA Insured)
5.50%                                                            06/01/17 - 06/01/18              4,150              4,681    (f)
Berkeley County School District
5.25%                                                            12/01/24                        15,000             15,585
City of Greenville SC
5.13%                                                            02/01/22                         5,195              5,515
County of Charleston SC
5.90%                                                            06/01/10                         2,170              2,317  (e,f)
6.00%                                                            06/01/11 - 06/01/12              4,765              5,095  (e,f)
County of Richland (Series A)
4.25%                                                            10/01/07                         3,750              3,888
Dorchester County School District No 2
5.25%                                                            12/01/22                         8,075              8,443
Florence County SC (FSA Insured)
5.25%                                                            11/01/34                         6,750              7,001    (f)
Greenville County School District
5.25%                                                            12/01/21                         2,000              2,142
5.50%                                                            12/01/28                        16,725             17,620
Lexington County SC
5.50%                                                            11/01/13                         5,000              5,546
South Carolina State Public Service Authority
  (FSA Insured)
5.13%                                                            01/01/32                        17,000             17,469    (f)
South Carolina State Public Service Authority
  (Series A) (AMBAC Insured)
5.00%                                                            01/01/29                         5,000              5,134    (f)
South Carolina State Public Service Authority
  (Series B) (FSA Insured)
5.50%                                                            01/01/36                         5,000              5,312    (f)
South Carolina Transportation Infrastructure Bank
  (Series A) (AMBAC Insured)
5.25%                                                            10/01/19                         8,780              9,791    (f)
South Carolina Transportation Infrastructure Bank
  (Series A) (MBIA Insured)
5.50%                                                            10/01/30                        11,000             12,575  (e,f)
South Carolina Transportation Infrastructure Bank
  (Series B) (AMBAC Insured)
5.20%                                                            10/01/22                         5,000              5,356    (f)
                                                                                                                   133,470

TENNESSEE - 0.7%
Knox County Health Educational & Housing
  Facilities Board  (FSA Insured)
4.30%                                                            01/01/16                        12,000              7,197  (b,f)
Knox County Health Educational & Housing Facilities
  Board (Series B) (MBIA
Insured)
7.25%                                                            01/01/09                         4,500              5,293    (f)
                                                                                                                    12,490

TEXAS - 5.1%
City of Austin TX
5.38%                                                            09/01/16 -09/01/17              10,350             11,326
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                            11/15/16                         5,450              6,337    (f)
City of Fort Worth TX
5.00%                                                            02/15/18                         2,800              2,915
City of Houston (Series B) (AMBAC Insured)
5.75%                                                            12/01/14                         5,000              5,877  (e,f)
City of Houston TX (Series B) (FGIC Insured)
5.25%                                                            12/01/21                        20,000             22,088  (e,f)
City of Plano TX
4.88%                                                            09/01/19                         1,500              1,550
Dallas TX (Series A) (AMBAC Insured)
5.00%                                                            08/15/20                         4,675              4,896    (f)
North Central Texas Health Facility Development Corp.
5.13%                                                            05/15/22                         4,500              4,567
San Antonio Independent School District (Series A)
5.38%                                                            08/15/19 - 08/15/20              6,250              6,788    (f)
Texas State Public Finance Authority (AMBAC Insured)
5.00%                                                            08/01/17                         5,740              5,979    (f)
University of Houston (MBIA Insured)
5.50%                                                            02/15/30                         8,000              8,459    (f)
University of Texas
5.25%                                                            08/15/14                         5,705              6,490
                                                                                                                    87,272

UTAH - 1.5%
Alpine School District
5.25%                                                            03/15/16 - 03/15/17             12,805             14,273    (f)
City of Salt Lake City UT
5.13%                                                            06/15/19                         3,715              4,053
Murray UT
4.75%                                                            05/15/20                         2,285              2,304
Utah Transit Authority (FSA Insured)
5.00%                                                            06/15/32                         5,000              5,077    (f)
                                                                                                                    25,707

VERMONT - 0.1%
University of Vermont & State Agricultural College
5.13%                                                            10/01/27                         1,000              1,037    (f)

VIRGINIA - 0.8%
Chesterfield County Industrial Development Authority
5.88%                                                            06/01/17                         3,000              3,321
City of Norfolk VA  (MBIA Insured)
5.88%                                                            11/01/20                         1,920              2,038    (f)
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                            05/15/21                         1,945              2,182
Virginia Resources Authority (Series A)
5.13%                                                            11/01/34                         5,000              5,205
York County Industrial Development Authority
5.50%                                                            07/01/09                         1,500              1,590
                                                                                                                    14,336

WASHINGTON - 1.3%
King County WA
5.50%                                                            12/01/13                        10,000             11,517    (d)
5.80%                                                            12/01/12                        10,000             11,271    (e)
                                                                                                                    22,788

WEST VIRGINIA - 0.8%
West Virginia Higher Education Policy Commission (FGIC Insured)
5.00%                                                            04/01/34                         5,000              5,102    (f)
West Virginia Housing Development Fund (Series B)
5.30%                                                            05/01/24                         4,000              4,143
West Virginia Housing Development Fund (Series C)
5.35%                                                            11/01/27                         4,490              4,651
                                                                                                                    13,896

WISCONSIN - 0.9%
State of Wisconsin  (AMBAC Insured)
5.75%                                                            07/01/14                         5,000              5,764    (f)
State of Wisconsin (Series A)
5.30%                                                            07/01/18                         4,800              5,196
Wisconsin State Health & Educational Facilities
  Authority (MBIA Insured)
5.25%                                                            08/15/27                         5,000              5,114    (f)
                                                                                                                    16,074

TOTAL INVESTMENTS IN SECURITIES
(COST $1,549,280)                                                                                                1,659,657

                                                                                           NUMBER OF
                                                                                             SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.7%
----------------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
(COST $45,839)                                                                               45,839,226             45,839    (c)

OTHER ASSETS AND LIABILITIES, NET - 1.0%                                                                            17,155

NET ASSETS - 100%                                                                                               $1,722,651
                                                                                                                ----------



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2004
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $2,053; $3,355; $23,827; and $12,649 or 0.97%, 1.39%, 5.95%
         and 0.73% of net assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Income Fund and Elfun Tax Exempt Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)      Coupon amount represents effective yield.

(c) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(d) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(e) Pre refunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f) The security is insured by AMBAC, FGIC, FSA and MBIA. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2004 (as a percentage of net assets) as follows:

         MBIA              10.7%

         AMBAC             10.3%

         FSA                6.1%

         FGIC               5.6%

(g)      Step coupon bond.  Security becomes interest bearing at a future date.



Abbreviations:

AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
MBIA        Municipal Bond Investors Assurance Corporation


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2004